PROVISION FOR EMPLOYEE BENEFITS - Share based payments (Details)	12 Months Ended
	Dec. 31, 2024 shares ₺ / shares	Dec. 31, 2023 shares ₺ / shares
PROVISION FOR EMPLOYEE BENEFITS
Outstanding at the beginning of the period | shares	2,835,380	1,766,235
Units granted | shares	2,367,881	2,726,388
Units vested | shares	(2,632,362)	(1,631,405)
Units forfeited | shares	(83,945)	(25,838)
Outstanding at the end of the period | shares	2,486,954	2,835,380
Outstanding at the beginning of the period | ₺ / shares	₺ 324.74	₺ 294.2
Units granted | ₺ / shares	98.34	56.39
Units vested | ₺ / shares	68.36	94.17
Units forfeited | ₺ / shares	44.17	32.34
Outstanding at the end of the period | ₺ / shares	₺ 442.59	₺ 324.74